Long term deposits	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Long term deposits
Long term deposits

7.         Long Term Deposits

In December 2007, we made a $149,600 deposit to a third party to secure the exclusive supply and distribution rights in the United States to a technology being developed in China that was intended to transform recycled scrap tires into renewable by-products.  Based on significant delays in the development and commercialization of the technology and the third party’s inability to secure additional funding to complete the development, management has determined the realizability of the deposit to be impaired and therefore has recorded an impairment charge of $149,600 at March 31, 2011.

6.         Long term deposits

In December 2007, we made a $149,600 deposit to a third party to secure the exclusive supply and distribution rights in the United States to a technology being developed in China which was intended to transform recycled scrap tires into renewable by-products.  Based on significant delays in the development and commercialization of the technology and the third party’s inability to secure additional funding to complete the development management has determined the realizability of the deposit to be impaired and therefore has recorded an impairment charge of $149,600 during the fiscal year ended September 30, 2011.